LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Lease liabilities [abstract]
Disclosure of detailed information about maturity analysis of operating lease payments [Table Text Block]

	Finance Leases	Operating Leases(a)	Equipment Financing(b)	Total
Balance at December 31, 2020	$—	$19,986	$589	$20,575
Acquisition of Jerritt Canyon	2,194	—	—	2,194
Additions	4,001	18,854	—	22,855
Remeasurements	—	2,031	—	2,031
Disposals	—	(150)	—	(150)
Finance costs	89	1,915	9	2,013
Repayments of principal	(942)	(7,824)	(521)	(9,287)
Payments of finance costs	(89)	—	(13)	(102)
Foreign exchange gain	—	(268)	—	(268)
Balance at December 31, 2021	$5,253	$34,544	$64	$39,861
Additions	3,109	3,314	—	6,423
Remeasurements	—	2,815	—	2,815
Finance costs	237	1,894	—	2,131
Repayment of principals	(2,446)	(10,959)	(64)	(13,469)
Repayments of finance costs	(210)	—	—	(210)
Transfer to asset held-for-sale (Note 15)	—	(458)	—	(458)
Foreign Exchange	—	490	—	490
Balance at December 31, 2022	$5,943	$31,640	$—	$37,583
Statements of Financial Position Presentation
Current portion of lease liabilities	$2,165	$9,596	$64	$11,825
Non-current portion of lease liabilities	3,088	24,948	—	28,036
Balance at December 31, 2021	$5,253	$34,544	$64	$39,861
Current portion of lease liabilities	$2,801	$11,026	$—	$13,827
Non-current portion of lease liabilities	3,142	20,614	—	23,756
Balance at December 31, 2022	$5,943	$31,640	$—	$37,583

Disclosure of detailed information about lease payments recognized in the profit and loss [Table Text Block]

	Year Ended December 31, 2022	Year Ended December 31, 2021
Expenses relating to variable lease payments not included in the measurement of lease liability	$132,101	$109,565
Expenses relating to short-term leases	35,913	41,283
Expenses relating to low value leases	760	5
	$168,774	$150,853